Goodwill and Other Intangible Assets - Schedule of Intangible Assets and Weighted-Average Remaining Amortization Period (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Gross Carrying Amount	$ 7,451,060	$ 7,289,960	$ 627,360
Accumulated Amortization	(1,485,652)	(656,376)	(22,871)
Intangibles, net	$ 5,965,408	$ 6,633,584	604,489
Trade Name and Trademarks [Member]
Finite-lived intangible asset, useful life	3 years 8 months 12 days	4 years 3 months 19 days
Gross Carrying Amount	$ 1,087,760	$ 1,052,160	48,160
Accumulated Amortization	(253,514)	(96,258)	(1,951)
Intangibles, net	$ 834,246	$ 955,902	46,209
Customer Relationships [Member]
Finite-lived intangible asset, useful life	8 years 7 months 6 days	9 years 4 months 24 days
Gross Carrying Amount	$ 3,686,290	$ 3,586,290	448,290
Accumulated Amortization	(531,395)	(257,529)	(12,680)
Intangibles, net	$ 3,154,895	$ 3,328,761	435,610
Non-competition Agreements [Member]
Finite-lived intangible asset, useful life	3 years 8 months 12 days	4 years 4 months 24 days
Gross Carrying Amount	$ 2,677,010	$ 2,651,510	130,910
Accumulated Amortization	(700,743)	(302,589)	(8,240)
Intangibles, net	$ 1,976,267	$ 2,348,921	$ 122,670